Mayer Brown LLP

1221 Avenue of the Americas

New York, NY 10020

(212) 506-2275

July 11, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	ALTI Private Equity Access Fund Registration Statement on Form N-2 File Nos. 333-235545; 811-23501

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of the ALTI Private Equity Access Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (212) 506-2275.

Very truly yours,

/s/ Anna T. Pinedo, Esq.